Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Presented net of deferred tax expense (benefit)	$ (463)	$ 750	$ 83
Presented net of deferred income tax expense	$ 730	$ 213	$ 66